Stock-Based Compensation (Details Textual) (USD $)	1 Months Ended			3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended		39 Months Ended	48 Months Ended								9 Months Ended	1 Months Ended													9 Months Ended
	Jun. 30, 2013	Jan. 31, 2013	Jan. 31, 2013	Mar. 31, 2014	Jun. 30, 2012	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2011	Jun. 30, 2013	Mar. 31, 2014	Jan. 31, 2014	Dec. 31, 2013	May 31, 2013	Feb. 02, 2013	Aug. 15, 2012	Jul. 03, 2012	Mar. 26, 2014 2014 Stock and Incentive Plan	Mar. 31, 2014 Employees and Directors 2014 Stock and Incentive Plan	Jun. 30, 2013 Employee Stock Option	Jan. 31, 2013 Employee Stock Option	Mar. 31, 2014 Warrant One	Jun. 30, 2013 Warrant One	Mar. 31, 2014 Warrant Two	Jun. 30, 2013 Warrant Two	Mar. 31, 2014 Warrant Three	Jun. 30, 2013 Warrant Three	Mar. 31, 2014 Warrant Four	Mar. 31, 2014 Warrant Five	Mar. 31, 2014 Warrant Six	Mar. 31, 2014 Warrant Seven	Mar. 31, 2014 Warrant Eight	Mar. 31, 2014 Warrant Nine	Mar. 31, 2014 Warrant Ten	Mar. 31, 2014 Warrant Eleven	Mar. 31, 2014 Warrant Twelve
Share-based compensation arrangement by share-based payment award, options, grants in period, gross						2,680,000		1,508,334											2,680,000	8,334	1,500,000
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price						$ 3.12		$ 4.50											$ 3.12	$ 4.50	$ 4.50
Share based compensation arrangement by share based payment award options shares purchased vested immediately	2,084	819,445	819,445					2,084
Share based compensation arrangement by share based payment award options shares purchased vested monthly		541,667	541,667
Share based compensation arrangement by share based payment award options shares purchased vested monthly term		3 years	3 years																4 years
Share based compensation arrangement by share based payment award options vested in period														138,888
Stock-based compensation	$ 3,687,502			$ 164,484	$ 0	$ 495,120	$ 3,269,893	$ 3,687,502	$ 0	$ 3,687,502	$ 4,182,622
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, stock options	1,683,088			6,887,183		6,887,183		1,683,088		1,683,088	6,887,183
Class of warrant or right, number of securities called by warrants or rights												225,250	225,250		18,333	41,424	233,334					41,424	41,424	233,334	233,334	18,334	18,334	225,259	39,117	3,657,205	3,716,522	18,334	225,259	3,657,205	3,716,522	39,117
Class of warrant or right, exercise price of warrants or rights																						1.98	1.98	1.50		4.95	5.10	1.89	7.50	2.04	2.34
Fair value of class of warrants	191,126							191,126		191,126																						191,126
Fair value of warrants																																	524,594	8,621,881	9,951,620	76,062
Fair value adjustment of warrants																																	433,062	1,814,319	1,925,901
Share-based compensation arrangement by share-based payment award, number of shares authorized																		3,750,000
Class of warrant exercisable warrants or rights																						41,424		233,334
Warrants to purchase common stock value																						102,917		614,635	157,761
Class Of Warrant Value	$ 157,761							$ 157,761		$ 157,761